Commitments, Guarantees, and Contingent Liabilities (Summary of Potential Future Payments, Book Value Recorded as Guarantee Liabilities of Guarantee Contracts Outstanding and Maturity of Longest Guarantee Contracts) (Detail) - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Guarantor Obligations [Line Items]
Potential future payment	¥ 1,151,414	¥ 1,231,425
Book value of guarantee liabilities	8,424	57,456
Transferred loans
Guarantor Obligations [Line Items]
Potential future payment	519,665	436,069
Book value of guarantee liabilities	¥ 3,405	¥ 2,185
Maturity of the longest contract (Years)	2062	2062
Consumer loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 0	¥ 295,273
Book value of guarantee liabilities	0	¥ 48,207
Maturity of the longest contract (Years)		2034
Real estate loans
Guarantor Obligations [Line Items]
Potential future payment	9,856	¥ 18,193
Book value of guarantee liabilities	¥ 180	¥ 2,031
Maturity of the longest contract (Years)	2048	2048
Other
Guarantor Obligations [Line Items]
Potential future payment	¥ 13,350	¥ 2,484
Book value of guarantee liabilities	¥ 0	¥ 0
Maturity of the longest contract (Years)	2044	2036
Corporate loans
Guarantor Obligations [Line Items]
Potential future payment	¥ 608,543	¥ 479,406
Book value of guarantee liabilities	¥ 4,839	¥ 5,033
Maturity of the longest contract (Years)	2048	2029